The following default rates, determined based on historical default rates based on the aging of trade receivables, are used to calculate the expected credit loss provision on trade receivables as at December 31, 2021: (Details) - CAD ($)
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables	$ 30,034,661	$ 18,583,585
Expected credit loss provision	$ 58,472
Not Past Due Status [Member]
IfrsStatementLineItems [Line Items]
Default rates	0.13%
Trade receivables	$ 26,263,555
Expected credit loss provision	$ 34,539
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Default rates	0.20%
Trade receivables	$ 685,112
Expected credit loss provision	$ 1,339
Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Default rates	0.33%
Trade receivables	$ 868,473
Expected credit loss provision	$ 2,905
Later Than Three Month And Not Later Than Four Months [Member]
IfrsStatementLineItems [Line Items]
Default rates	0.89%
Trade receivables	$ 2,217,521
Expected credit loss provision	$ 19,689